Share Capital - Schedule of stock options outstanding and exercisable (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 $ / shares	Dec. 31, 2025 Share	Dec. 31, 2024 Share	Dec. 31, 2023 Share	Dec. 31, 2022 Share
Disclosure of classes of share capital [Line Items]
Number Outstanding	800,000		800,000	860,000	900,000	2,235,000
Weighted Average Remaining Contractual Life (Number of Years)	6 months
Weighted Average Exercise Prices		$ 0.51
Exercise Prices 0.50 [Member]
Disclosure of classes of share capital [Line Items]
Exercise price		0.5
Number Outstanding | $	300,000
Weighted Average Remaining Contractual Life (Number of Years)	5 months 23 days
Weighted Average Exercise Prices		0.5
Exercise Prices 0.52 [Member]
Disclosure of classes of share capital [Line Items]
Exercise price		0.52
Number Outstanding | $	500,000
Weighted Average Remaining Contractual Life (Number of Years)	6 months 10 days
Weighted Average Exercise Prices		$ 0.52